RENTAL PROPERTIES - Changes in Rental Property Balances (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Changes in investment property [abstract]
Fair value adjustments	$ 2,029	$ 56,414	$ 210,936	$ 858,987
Rental properties
Changes in investment property [abstract]
Beginning balance			11,445,659	7,978,396
Acquisitions			554,206	2,362,185
Capital expenditures			177,024	326,460
Fair value adjustments			210,936	858,987
Dispositions			(197,033)	(80,369)
Ending balance	$ 12,190,792	$ 11,445,659	12,190,792	11,445,659
Transaction costs capitalized			2,544	3,021
Gains realized on fair value adjustment			$ 52,737	$ 12,997